Note 5 - Convertible Loans and Interest Payable: Convertible Debt (Tables)	6 Months Ended
Feb. 28, 2015
Tables/Schedules
Convertible Debt

	February 28, 2015	August 31,2014
Convertible Loans and Accrued Interest:
St. George Investments	$ 500,000	$ 600,000
St. George Investments, 10% interest prepaid	-
JMJ Investments, 10% interest prepaid
	$ 500,000	$ 600,000